UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place
         Boston, MA 02217

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager:

Name:  Tina M. Marks

Title: Reconciliation Manager

Phone: 617-572-1662

Signature, Place, and Date of Signing:

/s/Tina M. Marks  200 Berkeley Steet, Boston, MA 02117   February 12, 2008
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
                              [ ] 13F NOTICE
                              [x] 13F COMBINATION REPORT

List of other managers reporting for this manager:

      Form 13F File Number       Name
      28-03222                   John Hancock Advisors, Inc.
      28-03673                   Sovereign Asset Management Corporation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:      1

Form 13F information table entry total: 14

Form 13F information table value total: 82,728,530

List of other included managers:

No. Form 13F File Number Name

1 028-11519 Manulife Financial Corporation

John Hancock Mutual Life Insurance Company
December 31, 2007

         Item 1         Item 2   Item 3         Item 4        Item 5            Item 6           Item 7           Item 8
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                                               Fair Market  Principal or    Investment Discretion     Mngr   Voting Athrty-Shares
     Name of Issuer        Class   Cusip             Value   # of Shares  Sole  Shared/Aff Shared/Oth        Sole    Shared  None
AMR Corp                   common  001765 10 6     884,240        63,160             X                 1     63,160
Allied Healthcare Intl Inc common  01923A 10 9   1,864,512       776,880             X                 1    776,880
Delta Airlines Inc Del     common  247361 70 2   5,884,550       396,266             X                 1    396,266
Enerplus Resources         common  29274D 60 4  12,185,126       304,552             X                 1    304,552
Hawaiian Holdings          common  419879 10 1   2,721,567       534,689             X                 1    534,689
Knology                    common  499183 80 4       8,857           693             X                 1                 693
MetroPCS Cmmunications Inc common  591708 10 2  15,320,687       787,696             X                 1             787,696
Northwest Airlines Corp.   common  667280 40 8     672,075        46,414             X                 1     46,414
Portland Gen Elec Co       common  736508 84 7   5,419,839       195,945             X                 1    195,945
Quidel Corp                common  74838J 10 1  10,079,853       517,712             X                 1    517,712
Range Resources            common  75281A 10 9  12,742,824       248,689             X                 1    248,689
UAL Corp                   common  902549 80 7  12,924,043       362,018             X                 1    362,018
US Airways Group Inc       common  90341W 10 8     511,310        34,783             X                 1     34,783
Velocity Express Corp      common  92257T 60 8   1,509,048       493,153             X                 1    493,153
                                                ----------     ---------                                  ---------  -------
TOTALS                     14                   82,728,530     4,762,650                                  3,974,261  788,389